Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities
Remuneration payable - Non- Current	$ 52
Remuneration payable - Current	47,157	$ 63,091
Remuneration payable	47,209	63,091
Tax payables - Current	14,026	27,960
Tax payables	14,026	27,960
Payable to non-current asset suppliers- Non-Current	143	336
Payable to non-current asset suppliers- Current	7,066	9,791
Payable to non-current asset suppliers	7,209	10,127
Contingent consideration - Non-Current	1,302	1,353
Contingent consideration - Current	2,036	379
Contingent consideration	3,338	1,732
Other grants - Non-Current	12,249
Other grants	12,249
Guarantees and deposits - Non-Current	13	14
Guarantees and deposits - Current	322	330
Guarantees and deposits	335	344
Other liabilities - non-current		199
Other liabilities - current	8,799	10,152
Other liabilities	8,799	10,351
Total Non-current	13,759	1,902
Total Current	79,406	111,703
Total	$ 93,165	$ 113,605